Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [line items]
Schedule showing breakdown of non-current and current provisions

	2023			2022
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Environmental provision	174	1,909	2,083	168	1,396	1,564
Provisions for litigation	—	7,913	7,913	—	23,142	23,142
Provisions for third-party liability	10,596	—	10,596	5,960	—	5,960
Provisions for Carbon dioxide emissions allowances	—	90,471	90,471	7,956	94,800	102,756
Provision for restructuring cost	—	15,243	15,243	—	21,539	21,539
Other provisions	9,200	7,221	16,421	8,040	4,450	12,490
Total	19,970	122,757	142,727	22,124	145,327	167,451

Schedule of changes in provisions

The changes in the various line items of provisions in 2023 and 2022 were as follows:

		Provisions for	Provisions for	Provisions for	Provisions for
	Environmental	Litigation	Third	Carbon Dioxide Emissions	Restructuring	Other
	Provision	in Progress	Party Liability	Allowances	Cost	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2022	3,695	1,952	8,905	110,246	22,350	10,017	157,165
Charges for the year	13	22,134	454	114,185	9,092	7,022	152,900
Provisions reversed with a credit to income	—	(48)	—	(2,435)	(591)	(890)	(3,964)
Amounts used	(345)	(798)	(2,863)	(112,485)	(8,012)	(2,516)	(127,019)
Transfers from/(to) other accounts	(1,510)	—	—	—	—	(666)	(2,176)
Exchange differences and others	(289)	(98)	(536)	(6,755)	(1,300)	(477)	(9,455)
Balance at December 31, 2022	1,564	23,142	5,960	102,756	21,539	12,490	167,451
Charges for the year	1,292	7,142	267	81,424	—	6,914	97,039
Provisions reversed with a credit to income	—	(487)	—	(3,036)	—	(2,850)	(6,373)
Amounts used	(727)	(22,029)	(215)	(93,471)	(6,977)	(118)	(123,537)
Remeasurement through other comprehensive income (loss)	—	—	4,367	—	—	—	4,367
Exchange differences and others	(46)	145	217	2,798	681	(15)	3,780
Balance at December 31, 2023	2,083	7,913	10,596	90,471	15,243	16,421	142,727

France
Disclosure of other provisions [line items]
Schedule of changes in obligation

	2023	2022	2021
	US$'000	US$'000	US$'000
Obligations at the beginning of year	16,338	25,950	34,496
Service cost	733	(1,159)	1,082
Borrowing costs	596	310	212
Actuarial differences	2,039	(4,821)	(3,003)
Benefits paid	(1,200)	(1,181)	(995)
Exchange differences	616	(1,253)	(2,412)
Others	—	(1,508)	(3,430)
Obligations at the end of year	19,122	16,338	25,950

CANADA
Disclosure of other provisions [line items]
Schedule showing reconciliation of benefit obligations, plan assets and funded status

	2023			2022
	Canada			Canada
		Post-			Post-
	Pension	retirement		Pension	retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Benefit obligation	20,196	5,742	25,938	18,266	5,497	23,763
Fair value of plan assets	(19,231)	—	(19,231)	(17,777)	—	(17,777)
Provision for pensions	965	5,742	6,707	489	5,497	5,986

Summary of the main actuarial assumptions used to calculate obligations

	Canada - 2023		Canada - 2022
	Pension	Postretirement	Pension	Postretirement
	Plan	Plan	Plan	Plan
Salary increase	2.75% - 3.00%	N/A	2.75% - 3.00%	N/A
Discount rate	4.65%	4.65%	5.25%	5.25%
Mortality	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B	CPM2014-Private Scale CPM-B
Retirement age	58-60	58-60	58-60	58-60

Schedule of changes in obligation

The changes to these obligations in the year ended December 31, 2023 and 2022 were as follows:

	2023			2022
	Canada			Canada
	Pension	Post-retirement		Pension	Post-retirement
	Plans	Plans	Total	Plans	Plans	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Obligations at the beginning of year	18,266	5,497	23,763	25,349	8,569	33,918
Service cost	110	205	315	162	301	463
Borrowing cost	943	287	1,230	773	271	1,044
Actuarial differences	1,449	(185)	1,264	(5,774)	(3,040)	(8,814)
Benefits paid	(985)	(183)	(1,168)	(870)	(162)	(1,032)
Exchange differences	413	121	534	(1,374)	(442)	(1,816)
Obligations at the end of year	20,196	5,742	25,938	18,266	5,497	23,763

Schedule of breakdown in percentage of plan assets

	2023	2022
Cash	—%	—%
Equity Mutual Funds	30%	31%
Fixed Income Securities	17%	14%
Assets held by insurance company	53%	55%
Total	100%	100%

Schedule showing fair value rollforward of plan assets

For the years ended December 31, 2023 and 2022, the changes in plan assets were as follows:

	2023	2022
	US$'000	US$'000
Fair value of plan assets at the beginning of the year	17,777	22,417
Interest income on assets	927	690
Benefits paid	(985)	(870)
Actuarial return on plan assets	803	(3,496)
Exchange differences	397	(1,269)
Other	312	305
Fair value of plan assets at the end of the year	19,231	17,777